NOTE 5 INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Deferred Tax Table
Deferred tax asset related to:	2012	2011
Net operating loss carry forward	$413,226	$324,034
Less: valuation allowance	(413,226)	(324,034)
Net deferred tax asset	$—	$—